As filed with the Securities and Exchange Commission on May 2, 2003

                                                         File Nos. 33-11444
                                                                   811-4986

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
                               ---

Post-Effective Amendment No.   35                        (X)
                               --

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                  37                        (X)
                               --

                      FRANKLIN INVESTORS SECURITIES TRUST
                      -----------------------------------
              (Exact Name of Registrant as Specified in Charter)

                   ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403
                   -----------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                (650) 312-2000
                                 -------------
      Registrant's Telephone Number, Including Area Code

         MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94404
         -------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[x] on July 1, 2003 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   The Adjustable Rate Securities Portfolios (the Master Fund) has executed this registration statement.



The Registrant's Class A, B and C prospectus and statement of additional information dated March 1, 2003, for Franklin Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, as filed with the Securities and Exchange Commission under Form Type 485BPOS on February 27, 2003 (File Nos. 33-11444 and 811-4986) are hereby incorporated by reference.




o     FIST2 P-1
                          SUPPLEMENT DATED JULY 1, 2003
                              TO THE PROSPECTUS OF
                       FRANKLIN INVESTORS SECURITIES TRUST
         (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND, FRANKLIN
         FLOATING RATE DAILY ACCESS FUND AND FRANKLIN TOTAL RETURN FUND)
                               DATED MARCH 1, 2003

The prospectus is amended as follows:

I. As of July 1, 2003, the Franklin Adjustable U.S. Government Securities Fund offers two classes of shares: Class A and Class C.

II. The section "Fees and Expenses" on page 8 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           CLASS A    CLASS C/1
----------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price               2.25%       1.99%
  Load imposed on purchases                2.25%       1.00%
  Maximum deferred sales charge (load)     None/2      0.99%/3

Please see "Choosing a Share Class" on page 43 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/4

                                           CLASS A    CLASS C
-------------------------------------------------------------
Management and administration fees         0.50%       0.50%
Distribution and service (12b-1) fees      0.25%       0.65%
Other expenses/5                           0.17%       0.17%
                                           ------------------
Total annual Fund operating expenses       0.92%       1.32%
                                           ==================

----------
1. The Fund began offering Class C shares on July 1, 2003. Annual Fund operating expenses are based on the expenses for Class A for the fiscal year ended October 31, 2002. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class C's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 44) and purchases by certain retirement plans without an initial sales charge.
3. This is equivalent to a charge of 1% based on net asset value.
4. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and the Portfolio.
5. The "Other expenses" information in the table has been restated to reflect current fees and expenses.
----------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o   You invest $10,000 for the periods shown;
o   Your investment has a 5% return each year;
o   The Fund's operating expenses remain the same; and
o   You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $317/1    $512     $723      $1,331
CLASS C                        $332      $514     $816      $1,674
If you do not sell your shares:
CLASS C                        $233      $514     $816      $1,674

----------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
----------

III. The following sentence is added under the section "Choosing a Share Class" on page 43:

THE ADJUSTABLE U.S. GOVERNMENT FUND BEGAN OFFERING CLASS C SHARES ON
JULY 1, 2003.

IV. The  following  replaces the heading and the first  paragraph on page 46:

SALES CHARGES - CLASS C - ADJUSTABLE U.S. GOVERNMENT FUND, FLOATING RATE DAILY ACCESS FUND AND TOTAL RETURN FUND

For the Floating Rate Daily Access Fund, there is no initial sales charge. For the Adjustable U.S. Government Fund and Total Return Fund, sales charges are as follows:

                                THE SALES CHARGE
                                MAKES UP THIS %         WHICH EQUALS THIS
                                OF THE OFFERING          % OF YOUR NET
WHEN YOU INVEST THIS AMOUNT         PRICE                  INVESTMENT
-------------------------------------------------------------------------------
Under $1 million                     1.00                     1.01

WE PLACE ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE THERE IS NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE LOWER.

V. The section "Dealer Compensation" on page 62 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

ADJUSTABLE U.S. GOVERNMENT FUND           CLASS A       CLASS C
-------------------------------------------------------------------------------
COMMISSION (%)                              ---         2.00/3
Investment under $100,000                  2.00          ---
$100,000 but under $250,000                1.50          ---
$250,000 but under $500,000                1.00          ---
$500,000 but under $1 million              0.85          ---
$1 million or more                   up to 0.75/1        ---
12B-1 FEE TO DEALER                        0.25/1       0.65/4


FLOATING RATE DAILY ACCESS FUND           CLASS A       CLASS B      CLASS C
-------------------------------------------------------------------------------
COMMISSION (%)                              ---         4.00         1.00/3
Investment under $100,000                  2.00          ---          ---
$100,000 but under $250,000                1.50          ---          ---
$250,000 but under $500,000                1.00          ---          ---
$500,000 but under $1 million              0.85          ---          ---
$1 million or more                   up to 0.75/1        ---          ---
12B-1 FEE TO DEALER                        0.251        0.25/2       0.65/4

TOTAL RETURN FUND                         CLASS A       CLASS B      CLASS C      CLASS R
------------------------------------------------------------------------------------------------
COMMISSION (%)                              ---         3.00         2.00/3       1.00/5
Investment under $100,000                  4.00          ---          ---          ---
$100,000 but under $250,000                2.80          ---          ---          ---
$250,000 but under $500,000                2.00          ---          ---          ---
$500,000 but under $1 million              1.60          ---          ---          ---
$1 million or more                   up to 0.75/1        ---          ---          ---
12B-1 FEE TO DEALER                        0.25/1       0.15/2       0.65/4       0.35/5

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

----------
1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.
2. Dealers may be eligible to receive up to 0.15% for Total Return Fund and 0.25% for Floating Rate Daily Access Fund, from the date of purchase. After eight years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Commission includes advance of the first year's 0.15% 12b-1 service fee. For purchases at NAV, Distributors may pay a prepaid commission.
4. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.
5. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase.
Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if Distributors did not pay a prepaid commission.
----------

                Please keep this supplement for future reference



FIST2 SA-1
                         SUPPLEMENT DATED AUGUST 1, 2003
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN INVESTORS SECURITIES TRUST
  (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND, FRANKLIN FLOATING RATE
                DAILY ACCESS FUND AND FRANKLIN TOTAL RETURN FUND)
                               DATED MARCH 1, 2003

The Statement of Additional Information is amended as follows:

I. As of July 1, 2003, the Franklin Adjustable U.S. Government Securities Fund offers two classes of shares: Class A and Class C.

II. The third paragraph under the section "Organization, Voting Rights and Principal Holders" on page 37 is replaced with the following:

The Adjustable U.S. Government Fund currently offers two classes of shares. The Floating Rate Daily Access Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. The full title of each class is:

o     Franklin Adjustable U.S. Government Fund -  Class A
o     Franklin Adjustable U.S. Government Fund -  Class C
o     Franklin Floating Rate Daily Access Fund -  Class A
o     Franklin Floating Rate Daily Access Fund -  Class B
o     Franklin Floating Rate Daily Access Fund -  Class C
o     Franklin Floating Rate Daily Access Fund -  Advisor Class

III. The following is added to the section "Organization, Voting Rights and Principal Holders":

 As of April 23, 2003, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS                       SHARE CLASS         PERCENTAGE (%)
------------------------------------------------------------------------------
ADJUSTABLE U.S. GOVERNMENT FUND
Wells Fargo Bank Minnesota NA          Class A             7.08
Trust Wisconsin Housing & Economic
Development Authorized Home
Ownership
Revenue Bonds 2003 Series A
201 W Washington Ave Ste 700
Madison, WI 53703-2727

FLOATING RATE DAILY ACCESS FUND
Franklin Advisers, Inc.                Class A             9.03
1 Franklin Parkway
San Mateo, CA 94403-1906

Franklin Advisers, Inc./1               Class B           25.69
1 Franklin Parkway
San Mateo, CA 94403-1906

Franklin Advisers, Inc.                 Class C            8.30
1 Franklin Parkway
San Mateo, CA 94403-1906

Franklin Advisers, Inc./1              Advisor Class      78.18
1 Franklin Parkway
San Mateo, CA 94403-1906

TOTAL RETURN
Franklin Templeton Bank & Trust        Class R             5.03
for Defined Contribution Services
Prince Industries, Inc.
PO Box 2438
Rancho Cordova, CA 95741-2438

Retirement Plan for the Employees      Class R             5.82
of the Black Jack Fire Protection
District
12490 Old Halls Ferry Road
Black Jack, MO 63033-4202

Franklin Templeton Bank & Trust        Class R            14.08
for Defined Contribution Services
The P/DMT Combined Profit Sharing
Plan & Trust
PO Box 2438
Rancho Cordova, CA 95741-2438

Franklin Templeton Bank & Trust        Class R            17.68
for Defined Contribution Services
PECO II, Inc. Associates
PO Box 2438
Rancho Cordova, CA 95741-2438

Franklin Templeton Fund                Advisor Class       5.38
Allocator Conservative Target Fund
c/o Fund Accounting Department
One Franklin Parkway
San Mateo, CA 94403-1906

Franklin Templeton Fund Allocator      Advisor Class       9.12
Moderate Target Fund
c/o Fund Accounting Department
One Franklin Parkway
San Mateo, CA 94403-1906

Ellard & Co                            Advisor Class      78.94
c/o Fiduciary Trust Company
International
PO Box 3199 Church St Station
New York, NY 10008-3199

----------
1. Franklin Advisers, Inc. is a California corporation and is wholly owned by Franklin Resources, Inc.
----------

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, may be considered beneficial holders of Floating Rate Daily Access Fund shares held by Franklin Advisers, Inc. (Advisers). As principal shareholders of Resources, they may be able to control voting of Advisers' shares of Floating Rate Daily Access Fund.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Adjustable U.S. Government Fund, no person holds beneficially or of record more than 5% of the outstanding shares of the Fund.

As of April 23, 2003, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 39 is replaced with the following:

INITIAL SALES CHARGES The maximum initial sales charge is 2.25% for Floating Rate Daily Access - Class A and Adjustable U.S. Government Funds - Class A, and 4.25% for Total Return Fund - Class A. The maximum initial sales charge is 1.00% for Adjustable U.S. Government Fund and Total Return Fund - Class
C. There is no initial sales charge for Class B, Class R and Floating Rate Daily Access Fund - Class C.

V. The first paragraph under "The Underwriter - Distribution and service (12b-1) fees" on page 46 is replaced with the following:

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for the Floating Rate Daily Access Fund's Class A, B, and C shares, Total Return Fund's Class A, B, C and R shares and Adjustable U.S. Government Fund's Class A and C shares. Although the plans differ in some ways for each class, each plan is designed to benefit each Fund and its shareholders. Each plan is expected to, among other things, increase advertising of each Fund, encourage sales of each Fund and service to its shareholders, and increase or maintain assets of each Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Funds is useful in managing each Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

VI. The first paragraph under "The underwriter - Distribution and services (12b-1) fees - The Class B,C and R plans" on page 47 is replaced with the following:

THE CLASS B, C, AND R PLANS. The Adjustable U.S. Government Fund and Total Return Fund each pay Distributors up to 0.65% per year of Class B and Class
C's average daily net assets, as applicable, out of which 0.15% may be paid for services to the shareholders (service fees). For Class R shares, the Total Return Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Floating Rate Daily Access Fund pays Distributors up to 1.00% per year of the Class B's average daily net assets, out of which 0.25% may be paid for service fees, and up to 0.65% per year of Class C's average daily net assets, out of which 0.15% may be paid for service fees. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

                Please keep this supplement for future reference



                      FRANKLIN INVESTORS SECURITIES TRUST
                             FILE NOS. 33-11444 &
                                   811-4986

                                   FORM N-1A

                                    PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)   Agreement and Declaration of Trust

      (i)  Agreement and Declaration of Trust dated December 16, 1986
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

     (ii) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

     (iii) Certificate of Amendment of Agreement and Declaration of Trust dated March 13, 1990
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (iv) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1989
           Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 26, 1998

(b)   By-Laws

      (i)  By-Laws
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (ii) Amendment to By-Laws dated January 18, 1994
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995


(c)   Instruments Defining Rights of Security Holders

      Not Applicable

(d)   Investment Advisory Contracts

      (i) Management Agreement between Registrant and Franklin Advisers, Inc. dated April 15, 1987
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (ii) Administration Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (iii) Amendment dated August 1, 1995 to the Administration
           Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and
           Franklin Advisers, Inc. dated June 3, 1991
           Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 29, 1995

      (iv) Investment Advisory Agreement between Registrant, on behalf of Franklin Total Return Fund, and Franklin Advisers, Inc. dated July 16, 1998
           Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 29, 1998

      (v) Investment Advisory Agreement between Registrant, on behalf of Franklin Floating Rate Daily Access Fund and
           Franklin Advisers Inc. dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

(e)   Underwriting Contracts

      (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

      (ii) Forms of Dealer Agreements between Franklin/Templeton
           Distributors, Inc. and Securities Dealers dated March 1, 1998
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

(f)   Bonus or Profit Sharing Contracts

      Not Applicable

(g)   Custodian Agreements

      (i) Master Custodian Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: March 8, 1996

      (ii) Amendment dated May 7, 1997 to Master Custody
           Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: December 29, 1998

      (iii)Amendment dated February 27, 1998 to Master Custody
           Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: February 27, 2001

      (iv) Amendment dated May 16, 2001, to the Master Custody
           Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

      (v) Amendment dated February 2003, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2003

      (vi) Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York as of May 16, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

       (vii)Amendment dated January 2003, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2003

      (viii)Amendment dated November 22, 2002, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001

      (ix) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: March 8, 1996

(h)   Other Material Contracts

      (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

      (ii) Fund Administration Agreement between Registrant, on behalf of Franklin Total Return Fund, and Franklin Templeton Services, LLC dated January 1, 2001
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

      (iii)Fund Administration Agreement between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin Templeton Services, LLC dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

(i)   Legal Opinion

      (i)  Opinion and Consent of Counsel dated December 14, 1998
           Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 29, 1998

(j)   Other Opinions

      (i)  Consent of Independent Auditors

(k)   Omitted Financial Statements

      Not Applicable

(l)   Initial Capital Agreements

      (i) Letter of Understanding relating to Franklin Equity Income Fund - Class C dated April 12, 1995
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (ii) Letter of Understanding relating to Franklin Total Return Fund dated July 24, 1998
           Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 29, 1998

      (iii)Letter of Understanding relating to Franklin Floating Rate Daily Access Fund dated April 30, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

(m)   Rule 12b-1 Plan

      (i) Class A Distribution Plan between Registrant, on behalf of Franklin Short-Intermediate U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (ii) Class A Distribution Plan between Registrant, on behalf of Franklin Convertible Securities Fund, and
           Franklin/Templeton Distributors, Inc. dated May 1, 1994
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (iii)Amended and Restated Distribution Plan between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1993
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (iv) Class A Distribution Plan between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (v) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated October 31, 2000
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

      (vi) Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated October 16, 1998
           Filing: Post-Effective Amendment No. 27 to
           Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 28, 2000

      (vii)Class A Distribution Plan between Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 16, 1998
           Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 28, 2000

     (viii)Class A Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

      (ix) Class B Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

      (x) Class C Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

      (xi) Class R Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc. dated January 1, 2002
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

    (xii) Class B Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2002
           Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 26, 2002

  (xiii) Class C Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2002
           Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 26, 2002

  (xiv) Class R Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Equity Income Fund and Franklin/Templeton Distributors, Inc. dated August 1, 2002
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2003

  (xv) Form of Class C Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc.

(n)   Rule 18f-3 Plan

      (i) Multiple Class Plan for Franklin Short-Intermediate U.S. Government Securities Fund dated June 18, 1996
           Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 31, 1996

      (ii) Multiple Class Plan for Franklin Convertible Securities Fund dated August 15, 1995
           Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 28, 1997

     (iii) Multiple Class Plan for Franklin Floating Rate Daily
           Access Fund dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

      (iv) Multiple Class Plan for Franklin Total Return Fund dated December 13, 2001
           Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 26, 2002

      (v)  Multiple Class Plan for Franklin Equity Income Fund dated May 9,
           2002
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2003

      (vi) Form of Multiple Class Plan for Franklin Adjustable U.S. Government Securities Fund.

(p)   Code of Ethics

     (i)   Code of Ethics dated December 03, 2002
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2003

(q)   Power of Attorney

      (i) Power of Attorney for Franklin Investors Securities Trust dated November 12, 2002
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2003

      (ii) Power of Attorney for Adjustable Rate Securities Portfolios dated November 12, 2002
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2003

ITEM 24    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

           None

ITEM 25    INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of the Registrant's manager, Administrator, and the Master Fund's investment adviser, Franklin Advisers, Inc. (Advisers) also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27     PRINCIPAL UNDERWRITERS

a) Franklin Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Managed Trust Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28    LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403.

ITEM 29    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30    UNDERTAKINGS

Not Applicable


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of May, 2003.

                              FRANKLIN INVESTORS SECURITIES TRUST
                                         (Registrant)


                              By: /s/David P. Goss
                                  ----------------------
                                  David P. Goss
                                  Vice President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*                 Trustee and Chief Executive
------------------                  Officer-Investment Management
Edward B. Jamieson                  Dated: May 1, 2003


JIMMY D. GAMBILL*                   Chief Executive Officer-Finance
-----------------                   and Administration
Jimmy D. Gambill                    Dated: May 1, 2003

KIMBERLEY H. MONASTERIO*            Chief Financial Officer
------------------------
Kimberley H. Monasterio             Dated: May 1, 2003

FRANK H. ABBOTT, III*               Trustee
---------------------
Frank H. Abbott, III                Dated: May 1, 2003

HARRIS J. ASHTON*                   Trustee
-----------------
Harris J. Ashton                    Dated: May 1, 2003

S. JOSEPH FORTUNATO*                Trustee
--------------------
S. Joseph Fortunato                 Dated: May 1, 2003

EDITH E. HOLIDAY*                   Trustee
-----------------
Edith E. Holiday                    Dated: May 1, 2003

CHARLES B. JOHNSON*                 Trustee
-------------------
Charles B. Johnson                  Dated: May 1, 2003

RUPERT H. JOHNSON, JR.*             Trustee
-----------------------
Rupert H. Johnson, Jr.              Dated: May 1, 2003

FRANK W.T. LAHAYE*                  Trustee
------------------
Frank W.T. LaHaye                   Dated: May 1, 2003

GORDON S. MACKLIN*                  Trustee
------------------
Gordon S. Macklin                   Dated: May 1, 2003


*By /s/David P. Goss
    -----------------------
    David P. Goss
    Attorney-in-Fact
   (Pursuant to Powers of Attorney previously filed)


                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Franklin Investors Securities Trust and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of May, 2003.



                          ADJUSTABLE RATE SECURITIES PORTFOLIOS
                          (Registrant)

                          By:  /s/David P. Goss
                               ---------------------
                               David P. Goss
                               Vice President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of Adjustable Rate Securities Portfolios in the capacities and on the dates indicated:


RUPERT H. JOHNSON, JR.*             Trustee and Chief Executive
-----------------------             Officer-Investment Management
Rupert H. Johnson, Jr.              Dated: May 1, 2003

JIMMY D. GAMBILL*                   Chief Executive Officer-Finance and
-----------------                   Administration
Jimmy D. Gambill                    Dated: May 1, 2003

KIMBERLEY H. MONASTERIO*            Chief Financial Officer
------------------------
Kimberley H. Monasterio             Dated: May 1, 2003

FRANK H. ABBOTT III*                Trustee
--------------------
Frank H. Abbott III                 Dated: May 1, 2003

HARRIS J. ASHTON*                   Trustee
-----------------
Harris J. Ashton                    Dated: May 1, 2003

S. JOSEPH FORTUNATO*                Trustee
--------------------
S. Joseph Fortunato                 Dated: May 1, 2003

EDITH E. HOLIDAY                    Trustee
-----------------
Edith E. Holiday                    Dated: May 1, 2003

CHARLES B. JOHNSON*                 Trustee
-------------------
Charles B. Johnson                  Dated: May 1, 2003

FRANK W.T. LAHAYE*                  Trustee
------------------
Frank W.T. LaHaye                   Dated: May 1, 2003

WILLIAM J. LIPPMAN*                 Trustee
-------------------
William J. Lippman                  Dated: May 1, 2003

GORDON S. MACKLIN*                  Trustee
------------------
Gordon S. Macklin                   Dated: May 1, 2003


*By   /s/David P. Goss
      -----------------------
      David P. Goss
      Attorney-in-Fact
      (Pursuant to Powers of Attorney previously filed)



                      FRANKLIN INVESTORS SECURITIES TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

   EXHIBIT NO.                DESCRIPTION                LOCATION

EX-99.(a)(i)       Agreement and Declaration of              *
                   Trust dated December 16, 1986

EX-99.(a)(ii)      Certificate of Amendment of               *
                   Agreement and Declaration of
                   Trust dated March 21, 1995

EX-99.(a)(iii)     Certificate of Amendment of               *
                   Agreement and Declaration of
                   Trust dated March 13, 1990

EX-99.(a)(iv)      Certificate of Amendment of               *
                   Agreement and Declaration of
                   Trust dated March 21, 1989

EX-99.(b)(i)       By-Laws                                   *

EX-99.(b)(ii)      Amendment to By-Laws dated                *
                   January 18, 1994

EX-99.(d)(i)       Management Agreement between              *
                   Registrant and Franklin Advisers,
                   Inc. dated April 15, 1987

EX-99.(d)(ii)      Administration Agreement between          *
                   Registrant, on behalf of Franklin
                   Adjustable U.S. Government
                   Securities Fund, and Franklin
                   Advisers, Inc. dated June 3, 1991

EX-99.(d)(iii)     Amendment dated August 1, 1995 to         *
                   the Administration Agreement
                   between Registrant, on behalf of
                   Franklin Adjustable U.S.
                   Government Securities Fund, and
                   Franklin Advisers, Inc. dated
                   June 3, 1991

EX-99.(d)(iv)      Investment Advisory Agreement             *
                   between the Registrant, on behalf
                   of Franklin Total Return Fund,
                   and Franklin Advisers, Inc. dated
                   July 16, 1998

EX-99.(d)(v)       Investment Advisory Agreement             *
                   between Registrant, on behalf of
                   Franklin Floating Rate Daily
                   Access Fund and Franklin
                   Advisers, Inc. dated April 17,
                   2001

EX-99.(e)(i)       Amended and Restated Distribution         *
                   Agreement between Registrant and
                   Franklin/Templeton Distributors,
                   Inc. dated October 31, 2000

EX-99.(e)(ii)      Forms of Dealer Agreement between         *
                   Franklin/Templeton Distributors,
                   Inc. and Securities Dealers dated
                   March 1, 1998

EX-99.(g)(i)       Master Custodian Agreement                *
                   between Registrant and Bank of
                   New York dated February 16, 1996

EX-99.(g)(ii)      Amendment dated May 7, 1997 to            *
                   Master Custody Agreement between
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(g)(iii)     Amendment dated February 27, 1998         *
                   to Master Custody Agreement
                   between the Registrant and Bank
                   of New York dated February 16,
                   1996

EX-99.(g)(iv)      Amendment dated May 16, 2001 to           *
                   Master Custody Agreement between
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(g)(v)       Amendment dated February 2003, to         *
                   Exhibit A of the Master Custody
                   Agreement between Registrant and
                   Bank of New York dated February
                   16, 1996

EX-99.(g)(vi)      Amended and Restated Foreign              *
                   Custody Manager Agreement between
                   the Registrant and Bank of New
                   York as of May 16, 2001

EX-99.(g)(vii)     Amendment dated January 2003, to          *
                   Schedule 1 of the Amended and
                   Restated Foreign Custody Manager
                   Agreement between Registrant and
                   Bank of New York made as of May
                   16, 2001

EX-99.(g)(viii)    Amendment dated November 22,          Attached
                   2002, to Schedule 2 of the
                   Amended and Restated Foreign
                   Custody Manager Agreement between
                   Registrant and Bank of New York
                   made as of May 16, 2001

EX-99.(g)(ix)      Terminal Link Agreement between           *
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(h)(i)       Subcontract for Fund                      *
                   Administrative Services dated
                   January 1, 2001 between Franklin
                   Advisers, Inc. and Franklin
                   Templeton Services, LLC

EX-99.(h)(ii)      Fund Administration Agreement             *
                   between the Registrant, on behalf
                   of Franklin Total Return Fund,
                   and Franklin Templeton Services,
                   LLC dated January 1, 2001

EX-99.(h)(iii)     Fund Administration Agreement             *
                   between Registrant, on behalf of
                   Franklin Floating Rate Daily
                   Access Fund, and Franklin
                   Templeton Services, LLC dated
                   April 17, 2001

EX-99.(i)(i)       Opinion and Consent of Counsel            *
                   dated December 14, 1998

EX-99.(j)(i)       Consent of Independent Auditors       Attached

EX-99.(l)(i)       Letter of Understanding relating          *
                   to Franklin Equity Income Fund -
                   Class C dated April 12, 1995

EX-99.(l)(ii)      Letter of Understanding relating          *
                   to Franklin Total Return Fund
                   dated July 24, 1998

EX-99.(l)(iii)     Letter of Understanding relating          *
                   to Franklin Floating Rate Daily
                   Access Fund dated April 30, 2001

EX-99.(m)(i)       Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Short-Intermediate U.S.
                   Government Securities Fund, and
                   Franklin/Templeton Distributors,
                   Inc. dated May 1, 1994

EX-99.(m)(ii)      Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Convertible Securities Fund, and
                   Franklin/Templeton Distributors,
                   Inc. dated May 1, 1994

EX-99.(m)(iii)     Amended and Restated Distribution         *
                   Plan between Registrant, on
                   behalf of Franklin Adjustable
                   U.S. Government Securities Fund,
                   and Franklin/Templeton
                   Distributors, Inc. dated July 1,
                   1993

EX-99.(m)(iv)      Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Equity Income Fund, and
                   Franklin/Templeton Distributors,
                   Inc. dated May 1, 1994

EX-99.(m)(v)       Class C Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Registrant, on behalf of Franklin
                   Convertible Securities Fund and
                   Franklin Equity Income Fund, and
                   Franklin/Templeton Distributors,
                   Inc. dated October 31, 2000

EX-99.(m)(vi)      Class B Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Registrant, on behalf of Franklin
                   Equity Income Fund, and
                   Franklin/Templeton Distributors,
                   Inc. dated October 16, 1998

EX-99.(m)(vii)     Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Total Return Fund, and
                   Franklin/Templeton Distributors,
                   Inc. dated July 16, 1998

Ex-99.(m)(viii)    Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Floating Rate Daily Access Fund,
                   and Franklin/Templeton
                   Distributors, Inc. dated April
                   17, 2001

EX-99.(m)(ix)      Class B Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Floating Rate Daily Access Fund,
                   and Franklin/Templeton
                   Distributors, Inc. dated April
                   17, 2001

EX-99.(m)(x)       Class C Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Floating Rate Daily Access Fund,
                   and Franklin/Templeton
                   Distributors, Inc. dated April
                   17, 2001

EX-99.(m)(xi)      Class R Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities
                   Trust on behalf of Franklin Total
                   Return Fund and
                   Franklin/Templeton Distributors,
                   Inc. dated January 1, 2002

EX-99.(m)(xii)     Class B Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities
                   Trust on behalf of Franklin Total
                   Return Fund and
                   Franklin/Templeton Distributors,
                   Inc. dated March 1, 2002

EX-99.(m)(xiii)    Class C Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities
                   Trust on behalf of Franklin Total
                   Return Fund and
                   Franklin/Templeton Distributors,
                   Inc. dated March 1, 2002

EX-99.(m)(xiv)     Class R Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities
                   Trust on behalf of Franklin
                   Equity Income Fund dated August
                   1, 2002

EX-99.(m)(xv)      Form of Class C Distribution Plan     Attached
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities
                   Trust on behalf of Franklin
                   Adjustable U.S. Government
                   SecuritiesFund and
                   Franklin/Templeton
                   Distributors, Inc.

EX-99.(n)(i)       Multiple Class Plan for Franklin          *
                   Short-Intermediate U.S.
                   Government Securities Fund dated
                   June 18, 1996

EX-99.(n)(ii)      Multiple Class Plan for Franklin          *
                   Convertible Securities Fund dated
                   August 15, 1995

EX-99.(n)(iii)     Multiple Class Plan For Franklin          *
                   Floating Rate Daily Access Fund
                   April 17, 2001

EX-99.(n)(iv)      Multiple Class Plan for Franklin          *
                   Total Return Fund dated December
                   13, 2001
                                                             *
EX-99.(n)(v)       Multiple Class Plan for Franklin          *
                   Equity Income Fund dated May 9,
                   2002

EX-99.(n)(vi)      Form of Multiple Class Plan for       Attached
                   Franklin Adjustable U.S.
                   Government Securities Fund

EX-99.(p)(i)       Code of Ethics                            *

EX-99.(q)(i)       Power of Attorney for Franklin            *
                   Investors Securities Trust dated
                   November 12, 2002

Ex-99.(q)(ii)      Power of Attorney for Adjustable          *
                   Rate Securities Portfolios dated
                   November 12, 2002

*Incorporated by Reference